Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Aug. 16, 2022
Class D Shares | Janus Henderson Sustainable Multi-Asset Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Sustainable Multi-Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson Sustainable Multi-Asset Allocation Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.16% until at least October  31,  2023. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations and expiring on the third anniversary of the commencement of operations, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” refers to any underlying fund in which the Fund invests. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. Since the Fund is new, Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	 The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in other Janus Henderson exchange-traded funds (“ETFs”) and mutual funds (together, “underlying funds”) that incorporate certain environmental, social, and governance (“ESG”) factors in their principal investment strategies. In pursuing their principal investment strategies, the underlying funds, using a combination of third-party inputs and internally generated analysis, focus on sustainable investments. Sustainable investmentsinclude issuers that are aligned with positive environmental and social impact themes, or, in the Adviser’s view, companies whose products and services contribute to positive environmental or social change and sustainable economic development, or whose products, services, and activities are considered to contribute to or benefit from the goal of achieving “net zero” carbon emissions through decarbonization of the global economy. The underlying funds’ sustainable investment universe is first selected by applying broad-based negative screens to seek to avoid investing in securities of issuers that the Adviser believes have a negative impact on society or the environment. The underlying funds do not apply ESG factors in managing exposure to certain investments, which may include cash, cash equivalents, U.S. Treasuries, and certain derivatives, such as index-based derivatives or derivatives used to manage interest rate risk. Through its investments in underlying funds, the Fund may have exposure to issuers that are economically tied to countries throughout the world.The Fund will normally allocate approximately 50-70% of its investments in underlying funds that provide exposure primarily to equity securities and approximately 30-50% of its investments in underlying funds that provide exposure primarily to fixed-income instruments. The underlying equity funds may invest in securities of any market capitalizations. The underlying fixed-income funds primarily invest in investment grade debt, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, and commercial paper, and may invest in securities of any maturity. Because it invests in other funds, the Fund is considered a “fund of funds.”In selecting the Fund’s investments in an underlying fund, the portfolio managers consider the underlying fund’s style classifications, style exposures, and correlations relative to the underlying fund’s benchmark index. Allocating the Fund’s investments across the equity and fixed-income asset classes involves a process that combines strategic asset allocation and dynamic asset allocation. Factors that the portfolio managers consider in the strategic asset allocation process include the long-term return, risk, and correlation expectations of an asset class. The dynamic asset allocation process is intended to give the Fund the flexibility to reflect the portfolio managers’ shorter-term market views by considering cyclical market patterns, policy trends, and sentiment in different regions.The portfolio managers continually monitor asset class allocations and rebalance the Fund’s investments in the underlying funds on a monthly basis. The portfolio managers also regularly review the allocation of Fund assets in the underlying funds and may modify the underlying funds’ weightings or substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations.When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. As a result, the Fund may not achieve its investment objective.Refer to Appendix A of this Prospectus for a brief description of the investment strategies of each of the currently available underlying funds. The underlying funds may change at any time without prior notice.
Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors. Equity securities tend to be more volatile than many other investment choices. The principal risks associated with investing in the Fund and the underlying funds are set forth below.Main Fund-Level RisksAffiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds in which the Fund primarily invests. The fees paid to the Adviser by some underlying funds are generally higher than the fees paid by the Fund or other underlying funds, which may create a conflict of interest when selecting underlying funds for investment. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds, without taking fees into consideration.Underlying ETF Risk. Underlying funds that are ETFs (“underlying ETFs”) are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an underlying ETF trades at a premium or discount to its net asset value. Underlying ETFs also involve the risk that an active trading market for an underlying ETF’s shares may not develop or be maintained. Similarly, because the value of underlying ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an underlying ETF at the most optimal time, which could adversely affect the Fund’s performance. Trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an underlying ETF’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon the portfolio managers’ allocation of assets among the underlying funds using a process that combines strategic asset allocation and dynamic asset allocation and the judgment of the portfolio managers. You could lose money on your investment in the Fund as a result of these allocations.Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of underlying funds, all of which are managed by the Adviser, and which may employ similar investment practices. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting an underlying fund and may be susceptible to greater losses because of these developments. The Fund will be more sensitive to the risks associated with an underlying fund and any investments in which that fund focuses.New/Smaller Sized Fund Risk. Because the Fund is relatively new, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If the Fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors.Indirect Risks Through Investing in the Underlying FundsThe ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their respective investment objectives. Similarly, the Fund’s investment performance is directly related to the investment performance of the underlying funds it holds. The Fund is subject to the risk factors associated with the investments of the underlying funds, and will be affected by such risks in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. What follows are the main risks associated with the underlying funds, which, in turn, may be considered to be principal risks of the Fund. These risks are subject to change based on the allocation of the Fund’s assets among the underlying funds.Sustainable Investment Risk. Because of the underlying funds’ focus on sustainable investments, an underlying fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that emphasize similar megatrends or themes, which may make it more vulnerable to unfavorable developments in a particular sector or with respect to certain themes or megatrends than funds that invest more broadly. Additionally, due to the exclusionary criteria employed by the underlying funds, the fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for an underlying fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers of an underlying fund may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require an underlying fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit an underlying fund’s investment universe. There is also a risk that the companies identified through the investment process employed by the underlying funds may fail to adhere to sustainable and/or ESG-related business practices, which may result in selling a security when it might otherwise be disadvantageous to do so.Market Risk. The market value of an underlying fund’s investments, and therefore the value of the underlying fund’s shares, may decrease if the value of an individual company or security, or multiple companies or securities, decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:•Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.•Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.•Prepayment risk is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause an underlying fund to reinvest its assets in securities with lower yields, resulting in a decline in an underlying fund’s income or return potential.•Extension risk is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.•Valuation risk is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.Portfolio Management Risk. The underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the underlying funds may fail to produce the intended results. As a result, the Fund may underperform its benchmark index or other mutual funds with similar investment objectives.Foreign Exposure Risk. Foreign markets, including emerging markets, can be more volatile than the U.S. market. As a result, an underlying fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio. Some of the risks of investing directly in foreign securities may be reduced when an underlying fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks. An underlying fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Mortgage- and asset-backed securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-and asset-backed securities may be subject to both extension risk and prepayment risk. These risks may reduce an underlying fund’s returns. In addition, investments in certain mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.Liquidity Risk. An underlying fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, an underlying fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect an underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities.REIT Risk. Real estate investment trusts (“REITs”) are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including an underlying fund.Derivatives Risk. Certain underlying funds may invest in derivatives. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.New/Smaller Sized Fund Risk. The underlying funds are relatively new and have limited operating history and a small asset base. An underlying fund’s performance may not represent how it is expected to or may perform in the long term if and when it becomes larger. If a new or smaller underlying fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.Industry and Sector Risk. Certain underlying funds may focus on a particular sector or sectors. Other underlying funds do not focus their investments in specific industries or industry sectors, but they emphasize certain themes and megatrends. As a result, at times, underlying funds may have a significant portion of their assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme or megatrend. Companies in the same industry or economic sector or that benefit from the same theme or megatrend may be similarly affected by economic or market events, making an underlying fund more vulnerable to unfavorable developments than funds that invest more broadly. As an underlying fund’s portfolio becomes more concentrated, the fund is less able to spread risk and potentially reduce the risk of loss and volatility.•Natural Resources Investment Risk. Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices.•Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities.Corporate Bond Risk. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.Restricted Securities Risk. Securities that have limitations on their resale are referred to as “restricted securities.” Investments in restricted securities, including securities issued under Regulation S and Rule 144A, could have the effect of decreasing an underlying fund’s liquidity profile or preventing the underlying fund from disposing of them promptly at advantageous prices. Restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available.Reverse Repurchase Agreement Risk. When an underlying fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the underlying fund. In the event of such a default, an underlying fund may experience delays, costs, and losses, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on an underlying fund’s holdings. An underlying fund’s use of leverage can magnify the effect of any gains or losses, causing an underlying fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by an underlying fund will be successful.Leverage Risk. Leverage can magnify the effect of any gains or losses, causing the share price of an underlying fund to be more volatile than if the fund had not been leveraged. Certain commodity-linked derivatives may subject an underlying fund to leveraged market exposure to commodities. In addition, an underlying fund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase collateral. There is no assurance that a leveraging strategy will be successful.Floating Rate Obligations Risk. An underlying fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to an underlying fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations, that there may be restrictions on their transfer, or that the issuer may default. As a result, an underlying fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. To the extent an underlying fund invests in floating rate obligations that utilize LIBOR as a reference rate, the value and liquidity of such investments may be affected as a result of the phase-out of LIBOR on June 30, 2023.TBA Commitments Risk. An underlying fund may enter into “to be announced” or “TBA” commitments. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. If the counterparty to a transaction fails to deliver the securities, an underlying fund could suffer a loss. Because TBA commitments do not require the delivery of a specific security, the characteristics of a security delivered to an underlying fund may be less favorable than expected. There is a risk that the security that an underlying fund buys will lose value between the purchase and settlement dates. TBA purchase and sales commitments may significantly increase an underlying fund’s portfolio turnover rate and are not included in the portfolio turnover rate calculation.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report and will be available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/allfunds
Class D Shares | Janus Henderson Sustainable Multi-Asset Allocation Fund | Class D
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	1.73%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.49%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%	[3]
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 76
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 554

[1]	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
[2]	“Acquired Fund” refers to any underlying fund in which the Fund invests. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. Since the Fund is new, Acquired Fund Fees and Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
[3]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.16% until at least October 31, 2023. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period beginning with the Fund’s commencement of operations and expiring on the third anniversary of the commencement of operations, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.